Commitments and Contingencies (Details) - USD ($)		6 Months Ended	9 Months Ended
	Feb. 12, 2026	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies [Line Items]
CCM fee		$ 2,500,000
Business combination fee percentage		1.50%
Gross proceeds		$ 1,500,000
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Underwriting discount percentage		2.00%	2.00%
Gross proceeds from public offering		$ 4,000,000	$ 4,000,000
Business Combination Marketing Agreement [Member]
Commitments and Contingencies [Line Items]
Aggregate cash fee for services		$ 9,800,000	$ 9,800,000
IPO [Member]
Commitments and Contingencies [Line Items]
Gross proceeds from public offering	$ 230,000,000
IPO [Member] | Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Gross proceeds from public offering	$ 230,000,000
IPO [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Underwriter option period		45 days	45 days
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Number of units issued (in Shares)	3,000,000
Over-Allotment Option [Member] | Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Number of units issued (in Shares)	3,000,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Number of units issued (in Shares)	3,000,000	3,000,000	3,000,000
Over-Allotment Option [Member] | Underwriting Agreement [Member] | Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Number of units issued (in Shares)	3,000,000